Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions [abstract]
Summary of provisions

$
Balance at July 1, 2022	200
Additional provision recognized	37
Balance at June 30, 2023	237
Additional provision recognized	168
Balance at June 30, 2024	405